Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000012318 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000012318 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000012318 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000012318 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000012318 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000012318 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000012318 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	41.40%
C000012318 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000012318 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000034442 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000034442 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000034442 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000034442 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000034442 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000034442 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000034442 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	41.40%
C000034442 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000034442 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000033247 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000033247 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000033247 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000033247 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000033247 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000033247 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000033247 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	41.40%
C000033247 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000033247 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000190884 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000190884 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000190884 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000190884 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000190884 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000190884 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000190884 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	41.40%
C000190884 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000190884 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000187975 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000187975 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000187975 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000187975 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000187975 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000187975 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000187975 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	41.40%
C000187975 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000187975 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000187976 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000187976 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000187976 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000187976 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000187976 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000187976 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000187976 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	41.40%
C000187976 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000187976 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000073572 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000073572 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000073572 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000073572 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000073572 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000073572 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000073572 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	41.40%
C000073572 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000073572 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000133820 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000133820 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000133820 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000133820 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000133820 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000133820 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000133820 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	41.40%
C000133820 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000133820 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%